Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and equipment consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31
	2021	2020
Computers & equipment	$77	$77
Furniture	118	118
Leasehold improvements	48	48
Construction in progress	689	691

Property and equipment, gross	932	934
Less: Accumulated depreciation	(127)	(88)

Property and equipment, net	$805	$846